Share-based payment reserve - Assumption and Valuation of share based expenses (Details) - ZAR (R)		12 Months Ended
	Jun. 01, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based payment transaction
Equity-settled share-based payment		R 1,659,000,000	R 3,776,000,000	R 463,000,000
Sasol Khanyisa share transaction
Share-based payment transaction
Equity-settled share-based payment		952,000,000	R 2,953,000,000
Risk-free interest rate			8.08%
Expected volatility			28.49%
Sasol Khanyisa share transaction | Minimum
Share-based payment transaction
Expected dividend yield			1.80%
Sasol Khanyisa share transaction | Maximum
Share-based payment transaction
Expected dividend yield			10.10%
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Equity-settled share-based payment		R 628,000,000	R 52,000,000
Remaining vesting period		1 year 10 months 24 days
Vesting period	3 years
ESOP - Tier1 to SOL
Share-based payment transaction
Number of SOL shares		2,082,520
Weighted average fair value on grant date		R 481.50
Total IFRS expense		1,003,000,000
Equity-settled share-based payment		R 334,000,000
ESOP - Tier1 to SOLBE1
Share-based payment transaction
Number of SOLBE1 shares		2,396,048
Weighted average fair value on grant date		R 370.00
Total IFRS expense		887,000,000
Equity-settled share-based payment		294,000,000
SSA (Tier 2 and Khanyisa Public)
Share-based payment transaction
Strike price		R 326.55
Tier 2 - Khanyisa ESOP
Share-based payment transaction
Number of Sasol Khanyisa shares		26,503,642
Weighted average fair value on grant date		R 66.48
Total IFRS expense		1,762,000,000
Equity-settled share-based payment		R 324,000,000	35,000,000
Remaining vesting period		4 years 8 months 12 days
Tier 2 - Khanyisa ESOP | Minimum
Share-based payment transaction
Vesting period	3 years
Tier 2 - Khanyisa ESOP | Maximum
Share-based payment transaction
Vesting period	10 years
Khanyisa Public
Share-based payment transaction
Number of Sasol Khanyisa shares		26,503,642
Weighted average fair value on grant date		R 66.48
Total IFRS expense		R 1,762,000,000
Equity-settled share-based payment			R 1,762,000,000